FAS P-2



                        SUPPLEMENT DATED DECEMBER 1, 2005
                              TO THE PROSPECTUS OF
                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
   (FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND, FRANKLIN TEMPLETON MODERATE
            TARGET FUND, AND FRANKLIN TEMPLETON GROWTH TARGET FUND)
                                DATED MAY 1, 2005

The prospectus is amended as follows:

I. The "Annual Fund Operating Expenses" section is replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/6

                          CONSERVATIVE  MODERATE      GROWTH
                          TARGET FUND  TARGET FUND  TARGET FUND
----------------------------------------------------------------
CLASS A
Asset allocation fees/5         0.25%         0.25%       0.25%
Distribution and service
(12b-1) fees                    0.25%         0.25%       0.25%
Other expenses(including
administration fees)/5          0.37%         0.34%       0.36%
                          --------------------------------------
Total annual Fund
operating expenses/5            0.87%         0.84%       0.86%
                          --------------------------------------
Asset allocation fee
reduction/5                    -0.05%        -0.03%      -0.01%
                          --------------------------------------
Total annual Fund               0.82%         0.81%       0.85%
operating expenses after
reduction/5               --------------------------------------
Estimated Indirect
Expenses of Underlying
Funds/5                         0.71%         0.78%       0.84%
                          --------------------------------------
TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES/5            1.53%         1.59%       1.69%
                          --------------------------------------

CLASS B
Asset allocation fees/5         0.25%         0.25%       0.25%
Distribution and service
(12b-1) fees                    1.00%         1.00%       1.00%
Other expenses(including
administration fees)/5          0.37%         0.34%       0.36%
                          --------------------------------------
Total annual Fund
operating expenses/5            1.62%         1.59%       1.61%
                          --------------------------------------
Asset allocation fee
reduction/5                    -0.05%        -0.03%      -0.01%
                          --------------------------------------
Total annual Fund               1.57%         1.56%       1.60%
operating expenses after
reduction/5               --------------------------------------

Estimated Indirect
Expenses of Underlying
Funds/5                         0.71%         0.78%       0.84%
                          --------------------------------------
TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES/5            2.28%         2.34%       2.44%

CLASS C
Asset allocation fees5          0.25%         0.25%       0.25%
Distribution and service
(12b-1) fees                    1.00%         1.00%       1.00%
Other expenses(including
administration fees)/5          0.37%         0.34%       0.36%
                          --------------------------------------
Total annual Fund
operating expenses/5            1.62%         1.59%       1.61%
                          --------------------------------------
Asset allocation
reduction/5                    -0.05%        -0.03%      -0.01%
                          --------------------------------------
Total annual Fund               1.57%         1.56%       1.60%
operating expenses after
reduction/5               --------------------------------------

Estimated Indirect
Expenses of Underlying
Funds/5                         0.71%         0.78%       0.84%
                          --------------------------------------
TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES/5            2.28%         2.34%       2.44%

CLASS R
Asset allocation fees5          0.25%         0.25%       0.25%
Distribution and service
(12b-1) fees                    0.50%         0.50%       0.50%
Other expenses
(including                      0.37%         0.34%       0.36%
administration fees)/5    --------------------------------------
Total annual Fund
operating expenses/5            1.12%         1.09%       1.11%
                          --------------------------------------
Asset allocation fee
reduction/5                    -0.05%        -0.03%      -0.01%
                          --------------------------------------
Total annual Fund               1.07%         1.06%       1.10%
operating expenses after
reduction/5               --------------------------------------
 Estimated Indirect             0.71%         0.78%       0.84%
Expenses of Underlying
Funds/5                   --------------------------------------

TOTAL ANNUAL FUND AND
UNDERLYING FUNDS
OPERATING EXPENSES/5             1.78%         1.84%       1.94%
                          --------------------------------------

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see page 72
3. Declines to zero after six years.
4. The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.
5. Effective December 1, 2005, the Fund's manager and administrator have agreed to limit their fees and assume as their own expense certain expenses otherwise payable by the Fund so that total annual operating expenses do not exceed 0.50% for Class A, 1.25% for Class B, 1.25% for Class C and 0.75% for Class R. This limit on expenses does not apply to the indirect expenses of the underlying funds. The manager also had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. The manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees. The manager, however, is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission to reduce its fee if the Fund invests in a Franklin Templeton money fund. 6. The fiscal year end of the Fund changed from July 31, 2004 to December 31, 2004.

II. The paragraph "DIVERSIFICATION" on page 5 in the "MAIN RISKS" section is deleted.











               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.